Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards - Summary of Bank Consolidated its Financial Statements (Parenthetical) (Detail) $ in Thousands	May 09, 2024 ARS ($)
Macro Fiducia SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Irrevocable contribution	$ 250,000